Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
September 5, 2024
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia ETF Trust I (the Registrant)
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
Post-Effective Amendment No. 39
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on August 20, 2024.
If you have any questions, please contact either me at (312) 634-9280 or Heidi Brommer at (612) 671-2403.
Sincerely,
Megan E. Garcy Assistant Secretary Columbia ETF Trust I